CURRENT ASSETS (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of financial assets [line items]
Finished products | ₪			₪ 62,524	₪ 44,183
Merchandise in transit | ₪			9,024	5,106
Total Inventories | ₪			₪ 71,548	₪ 49,289
US Dollars [Member]
Disclosure of financial assets [line items]
Finished products | $		$ 18,092
Merchandise in transit | $		2,611
Total Inventories | $	[1]	$ 20,703

[1]	Convenience Translation into US Dollars.